Share capital (Details Narrative) - USD ($)	May 18, 2026	Dec. 09, 2025	Aug. 07, 2025	Jul. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Par value			$ 0.5	$ 0.5	$ 0.50
Number of shares issued			187,500	1,250,000
Number of shares outstanding					10,915,259	8,600,194
Liabilities	$ 8,200,000				$ 10,784,112	$ 13,934,811
Capital surplus					18,082,503	9,319,370	$ 7,913,602	$ 7,847,746
Gain loss of income	0
Chiang Yu Ning [member]
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 8,200,000
Share premium [member]
IfrsStatementLineItems [Line Items]
Other expense by function			$ 5,031,250
Increase decrease through other contributions by owners			$ 1,383,816
Capital surplus					$ 17,576,181	$ 8,657,770	$ 7,273,954	$ 7,273,954
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					17,200,387
Number of shares outstanding					17,200,387
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued capital					$ 65,000,000
Number of shares authorised					130,000,000
Par value			$ 4.00	$ 4.00
Number of shares issued			187,500	1,250,000				15,762,887
Number of shares outstanding								15,762,887
Issue of equity			$ 750,000	$ 5,000,000
Increase decrease through transfers and other changes equity			$ 718,750
Increase decrease in number of shares outstanding			1,437,500
Description of other equity interest		Each Class A ordinary share carries one (1) vote, while each Class B ordinary share carries ten (10) votes. Other than the difference in voting rights, Class A and Class B ordinary shares rank pari passu in all other respects, including rights to dividends and distributions.
Class A ordinary share [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised		30,000,000
Par value		$ 0.50
Number of shares outstanding					7,866,667	5,551,602
Class A ordinary share [member] | New moon corporation [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4,888,092
Class A ordinary share [member] | Mr jing bin chiang [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,209,091
Class A ordinary share [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					15,733,334	11,103,204
Number of shares outstanding					15,733,334	11,103,204
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised		100,000,000
Par value		$ 0.50
Class B Ordinary Shares [Member] | Jing Bin Chiang [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,097,183
Class B Ordinary Shares [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6,097,183
Number of shares outstanding						6,097,183
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value	$ 0.5
Fair value	$ 1,025,000
Capital surplus	$ 7,175,000
Class A ordinary shares [member] | Jing Bin Chiang [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,050,000
Conversion price	$ 4.00
Class B Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					3,048,592	3,048,592
Class B Ordinary Share [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						6,097,184
Number of shares outstanding						6,097,184